Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Net sales:
Net sales	[1]	$ 190,510	$ 91,642
Cost of goods sold:
Cost of goods sold		176,469	77,430
Provision for losses on contracts		5,932	2,055
Total cost of goods sold		182,401	79,485
Gross profit		8,109	12,157
Operating expenses:
General and administrative		76,747	8,286
Sales, marketing and customer service		39,428	1,401
Impairment charges		56,181	(2,043)
Total operating expenses		172,356	7,644
Operating (loss) income		(164,247)	4,513
Other income (expense):
Interest expense		(9,275)	(2,259)
Interest income		2,218	1,212
Loss on extinguishment of convertible bonds			(8,907)
Change in fair value of derivative asset/liability		(15,650)	972
Loss on investment in an affiliate		(2,493)
Net foreign exchange gain		4,412	1,498
Others		628	815
Total other expense, net		(20,160)	(6,669)
Loss before income taxes		(184,407)	(2,156)
Income tax expense		673	3,040
Net loss		(185,080)	(5,196)
Net loss attributable to noncontrolling interests		(282)	0
Net loss attributable to stockholders of the Company		$ (184,798)	$ (5,196)
Net loss per common share:
Basic and Diluted (in Dollars per share)		$ (0.30)	$ (0.02)
Weighted average number of common shares used in computing per share amounts:
Basic and Diluted (in Shares)		612,047,053	307,005,057

[1]	Sales are attributed to countries based on location of customer.